Expense Example - Allspring Emerging Markets Equity Advantage Fund - (Allspring Emerging Markets Equity Advantage Fund - Classes A, C, R6, Administrator & Institutional)	Oct. 31, 2024 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 712
Expense Example, with Redemption, 3 Years	1,037
Expense Example, with Redemption, 5 Years	1,385
Expense Example, with Redemption, 10 Years	2,362
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	321
Expense Example, with Redemption, 3 Years	719
Expense Example, with Redemption, 5 Years	1,244
Expense Example, with Redemption, 10 Years	2,682
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	360
Expense Example, with Redemption, 5 Years	637
Expense Example, with Redemption, 10 Years	1,427
Administrator Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	138
Expense Example, with Redemption, 3 Years	469
Expense Example, with Redemption, 5 Years	822
Expense Example, with Redemption, 10 Years	1,819
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	391
Expense Example, with Redemption, 5 Years	690
Expense Example, with Redemption, 10 Years	$ 1,545